SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION
15.	SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Company’s Senior Secured Notes are guaranteed by the Company’s 100% owned subsidiaries, other than the co-issuers (except as to each other’s obligations thereunder), as described in Note 9 Long-Term Debt. The guarantees are full, unconditional, joint and several. The Partnership and CFS West Virginia are the co-issuers of the Senior Secured Notes.

In accordance with the disclosures made in Note 1General, StoneMor Inc. is the “Parent” for the audited consolidated balance sheet presented as of December 31, 2019 and the unaudited condensed consolidated financial statements presented as of and for the three months ended March 31, 2020, while the Partnership is the “Parent” for the unaudited condensed consolidated financial statements presented for the three months ended March 31, 2019. The Company’s audited consolidated balance sheet as of December 31, 2019 and its unaudited condensed consolidated financial statements as of March 31, 2020 and for the three months ended March 31, 2020 and 2019 include the accounts of cemeteries operated under long-term leases, operating agreements and management agreements. For the purposes of this note, these entities are deemed non-guarantor subsidiaries, as they are not 100% owned by the Company. The Company’s consolidated financial statements also contain merchandise and perpetual care trusts that are also non-guarantor subsidiaries for the purposes of this note.

The financial information presented below reflects the Company’s standalone accounts, the standalone accounts of the co-issuers, the combined accounts of the guarantor subsidiaries, the combined accounts of the non-guarantor subsidiaries, the consolidating adjustments and eliminations and the Company’s consolidated accounts as of March 31, 2020 and December 31, 2019 and for the three months ended March 31, 2020 and 2019. For the purpose of the following financial information, the Company’s investments in its subsidiaries and the guarantor subsidiaries’ investments in their respective subsidiaries are presented in accordance with the equity method of accounting (in thousands):

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEETS

March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$25,621	$1,445	$—	$27,066
Restricted cash	—	—	—	20,400	—	—	20,400
Assets held for sale	—	—	—	77,850	—	—	77,850
Other current assets	—	—	3,565	60,619	11,574	—	75,758

Total current assets	—	—	3,565	184,490	13,019	—	201,074
Long-term accounts receivable	—	—	2,345	59,074	10,055	—	71,474
Cemetery and funeral home property and equipment	—	—	531	364,534	32,035	—	397,100
Merchandise trusts	—	—	—	—	437,638	—	437,638
Perpetual care trusts	—	—	—	—	284,832	—	284,832
Deferred selling and obtaining costs	—	—	5,704	89,682	18,225	—	113,611
Intangible assets	—	—	—	98	55,844	—	55,942
Other assets	—	—	—	24,141	2,607	—	26,748
Investments in and amounts due from affiliates eliminated upon consolidation	—	279,834	—	576,588	—	(856,422)	—

Total assets	$—	$279,834	$12,145	$1,298,607	$854,255	$(856,422)	$1,588,419

Liabilities and Owners’ Equity
Current liabilities	—	—	180	102,968	1,486	—	104,634
Long-term debt, net of deferred financing costs	—	279,834	61,470	139	—	—	341,443
Deferred revenues	—	—	31,431	727,227	108,749	—	867,407
Perpetual care trust corpus	—	—	—	—	284,832	—	284,832
Other long-term liabilities	—	—	—	66,670	16,545	—	83,215
Investments in and amounts due to affiliates eliminated upon consolidation	93,112	93,112	177,069	341,304	494,246	(1,198,843)	—

Total liabilities	93,112	372,946	270,150	1,238,308	905,858	(1,198,843)	1,681,531

Owners’ equity	(93,112)	(93,112)	(258,005)	60,299	(51,603)	342,421	(93,112)

Total liabilities and owners’ equity	$—	$279,834	$12,145	$1,298,607	$854,255	$(856,422)	$1,588,419

UNAUDITED CONDENSED CONSOLIDATING BALANCE SHEETS (Continued)

December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$33,553	$1,314	$—	$34,867
Restricted cash	—	—	—	21,900	—	—	21,900
Assets held for sale	—	—	—	23,858	—	—	23,858
Other current assets	—	—	3,497	62,686	11,531	—	77,714

Total current assets	—	—	3,497	141,997	12,845	—	158,339
Long-term accounts receivable	—	—	2,557	63,124	9,868	—	75,549
Cemetery and funeral home property and equipment	—	—	609	391,626	31,770	—	424,005
Merchandise trusts	—	—	—	—	517,192	—	517,192
Perpetual care trusts	—	—	—	—	343,619	—	343,619
Deferred selling and obtaining costs	—	—	5,654	91,243	18,047	—	114,944
Intangible assets	—	—	—	136	56,110	—	56,246
Other assets	—	—	—	26,907	2,567	—	29,474
Investments in and amounts due from affiliates eliminated upon consolidation	—	301,531	—	648,359	—	(949,890)	—

Total assets	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

Liabilities and Owners’ Equity
Current liabilities	$—	$—	$161	$74,674	$1,466	$—	$76,301
Long-term debt, net of deferred financing costs	—	301,531	66,239	193	—	—	367,963
Deferred revenues	—	—	33,349	802,528	113,498	—	949,375
Perpetual care trust corpus	—	—	—	—	343,619	—	343,619
Liabilities held for sale, net of current portion
Other long-term liabilities	—	—	—	68,227	16,373	—	84,600
Investments in and amounts due to affiliates eliminated upon consolidation	102,490	102,490	183,611	367,770	567,666	(1,324,027)	—

Total liabilities	102,490	404,021	283,360	1,313,392	1,042,622	(1,324,027)	1,821,858

Owners’ equity	(102,490)	(102,490)	(271,043)	50,000	(50,604)	374,137	(102,490)

Total liabilities and owners’ equity	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Three Months Ended March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$—	$1,194	$59,698	$13,069	$(2,716)	$71,245
Total costs and expenses	—	—	(3,169)	(58,984)	(13,319)	2,716	(72,756)
Gain on sale of businesses	—	—	—	24,086	—	—	24,086
Net income from equity investment in subsidiaries	9,003	17,701	12,585	—	—	(39,289)	—
Interest expense	—	(8,698)	(1,911)	(1,382)	(293)	—	(12,284)

Income (loss) from operations before income taxes	9,003	9,003	8,699	23,418	(543)	(39,289)	10,291
Income tax expense	—	—	—	(1,288)	—	—	(1,288)

Net income (loss)	$9,003	$9,003	$8,699	$22,130	$(543)	$(39,289)	$9,003

Three Months Ended March 31, 2019		Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues		$—	$1,564	$59,752	$11,132	$(979)	$71,469
Total costs and expenses		—	(4,520)	(65,935)	(11,356)	979	(80,832)
Net loss from equity investment in subsidiaries		(21,176)	(18,925)	—	—	40,101	—
Interest expense		(1,358)	(2,087)	(9,456)	(270)	—	(13,171)

Income (loss) from operations before income taxes		(22,534)	(23,968)	(15,639)	(494)	40,101	(22,534)
Income tax expense		—	—	—	—	—	—

Net income (loss)		$(22,534)	$(23,968)	$(15,639)	$(494)	$40,101	$(22,534)

UNAUDITED CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Three Months Ended March 31, 2020	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$—	$12	$4,465	$893	$(10,608)	$(5,238)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	—	—	26,796	(679)	—	26,117
Payments to affiliates	—	—	—	—	—	—	—

Net cash provided by investing activities	—	—	—	26,796	(679)	—	26,117

Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—	—
Payments from affiliates	—	—	—	(10,608)	—	10,608	—
Net borrowings and repayments of debt	—	—	(12)	(29,872)	(83)	—	(29,967)
Other financing activities	—	—	—	(213)	—	—	(213)

Net cash used in financing activities	—	—	(12)	(40,693)	(83)	10,608	(30,180)

Net (decrease) increase in cash and cash equivalents and restricted cash	—	—	—	(9,432)	131	—	(9,301)
Cash and cash equivalents and restricted cash—Beginning of period	—	—	—	55,453	1,314	—	56,767

Cash and cash equivalents and restricted cash—End of period	$—	$—	$—	$46,021	$1,445	$—	$47,466

Three Months Ended March 31, 2019	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash used in (provided by) operating activities	$—	$119	$(9,509)	$(268)	$(3,445)	$(13,103)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(106)	(1,717)	(80)	—	(1,903)

Net cash used investing activities	—	(106)	(1,717)	(80)	—	(1,903)
Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(3,445)	—	3,445	—
Net borrowings and repayments of debt	—	(13)	24,030	(74)	—	23,943
Other financing activities	—	—	(2,636)	—	—	(2,636)

Net cash (used in) provided by financing activities	—	(13)	17,949	(74)	3,445	21,307

Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	6,723	(422)	—	6,301
Cash and cash equivalents and restricted cash—Beginning of period	—	—	16,298	1,849	—	18,147

Cash and cash equivalents and restricted cash—End of period	$—	$—	$23,021	$1,427	$—	$24,448

19.	SUPPLEMENTAL CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The Company’s Senior Secured Notes are guaranteed by the Company’s 100% owned subsidiaries, other than the co-issuers, (except as to each other’s obligations thereunder), as described in Note 10 Long-Term Debt. The guarantees are full, unconditional, joint and several. The Partnership and Cornerstone Family Services of West Virginia Subsidiary Inc. (“CFS West Virginia”) are the co-issuers of the Senior Secured Notes. As of December 31, 2019, StoneMor Inc. is also a guarantor of the Senior Secured Notes.

In accordance with the disclosures made in Note 1 General, Basis of Presentation and Principles of Consolidation of this Annual Report, StoneMor Inc. is the “Parent” for the consolidated financial statements presented as of and for the year ended December 31, 2019, while the Partnership is the “Parent” for the consolidated financial statements presented as of and for the year ended December 31, 2018. The Company’s consolidated financial statements as of December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018 include the accounts of cemeteries operated under long-term leases, operating agreements and management agreements. For the purposes of this note, these entities are deemed non-guarantor subsidiaries, as they are not 100% owned by the Company. The Company’s consolidated financial statements also contain merchandise and perpetual care trusts that are also non-guarantor subsidiaries for the purposes of this note.

The financial information presented below reflects the Company’s standalone accounts, the combined accounts of the co-issuers, the combined accounts of the guarantor subsidiaries, the combined accounts of the non-guarantor subsidiaries, the consolidating adjustments and eliminations and the Company’s consolidated accounts as of December 31, 2019 and 2018 and for the years ended December 31, 2019 and 2018. For the purpose of the following financial information, the Company’s investments in its subsidiaries and the guarantor subsidiaries’ investments in their respective subsidiaries are presented in accordance with the equity method of accounting (in thousands):

CONDENSED CONSOLIDATING BALANCE SHEETS

December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$—	$33,553	$1,314		$34,867
Restricted cash	—	—	—	21,900	—		21,900
Assets held for sale	—	—	—	23,858	—		23,858
Other current assets	—	—	3,497	62,686	11,531		77,714

Total current assets	—	—	3,497	141,997	12,845	—	158,339
Long-term accounts receivable	—	—	2,557	63,124	9,868		75,549
Cemetery and funeral home property and equipment	—	—	609	391,626	31,770		424,005
Merchandise trusts	—	—	—	—	517,192		517,192
Perpetual care trusts	—	—	—	—	343,619		343,619
Deferred selling and obtaining costs	—	—	5,654	91,243	18,047		114,944
Intangible assets	—	—	—	136	56,110		56,246
Other assets	—	—	—	26,907	2,567		29,474
Investments in and amounts due from affiliates eliminated upon consolidation	—	301,531	—	648,359	—	(949,890)	—

Total assets	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

Liabilities and Owners’ Equity
Current liabilities	—	—	161	74,674	1,466		76,301
Long-term debt, net of deferred financing costs	—	301,531	66,239	193	—		367,963
Deferred revenues	—	—	33,349	802,528	113,498		949,375
Perpetual care trust corpus	—	—	—	—	343,619		343,619
Other long-term liabilities	—	—	—	68,227	16,373		84,600
Investments in and amounts due to affiliates eliminated upon consolidation	102,490	102,490	183,611	367,770	567,666	(1,324,027)	—

Total liabilities	102,490	404,021	283,360	1,313,392	1,042,622	(1,324,027)	1,821,858

Owners’ equity	(102,490)	(102,490)	(271,043)	50,000	(50,604)	374,137	(102,490)

Total liabilities and owners’ equity	$—	$301,531	$12,317	$1,363,392	$992,018	$(949,890)	$1,719,368

CONDENSED CONSOLIDATING BALANCE SHEET (continued)

December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents, excluding restricted cash	$—	$—	$16,298	$1,849	$—	$18,147
Assets held for sale	—	—	757	—	—	757
Other current assets	—	3,718	64,167	11,527	—	79,412

Total current assets	—	3,718	81,222	13,376	—	98,316
Long-term accounts receivable	—	3,118	71,708	12,322	—	87,148
Cemetery and funeral home property and equipment	—	806	409,497	33,550	—	443,853
Merchandise trusts	—	—	—	488,248	—	488,248
Perpetual care trusts	—	—	—	330,562	—	330,562
Deferred selling and obtaining costs	—	5,511	89,689	18,444	—	113,644
Goodwill and intangible assets	—	—	25,676	60,607	—	86,283
Other assets	—	—	19,401	2,926	—	22,327
Investments in and amounts due from affiliates eliminated upon consolidation	57,835	(4,626)	539,997	—	(593,206)	—

Total assets	$57,835	$8,527	$1,237,190	$960,035	$(593,206)	$1,670,381

Liabilities, Redeemable Convertible Preferred Units and Partners’ Capital (Deficit)
Current liabilities	$—	$184	$60,216	$1,400	$—	$61,800
Long-term debt, net of deferred financing costs	68,453	105,160	146,635	—	—	320,248
Deferred revenues	—	32,147	775,657	111,802	—	919,606
Perpetual care trust corpus	—	—	—	330,562	—	330,562
Other long-term liabilities	—	—	33,553	15,230	—	48,783
Due to affiliates	—	—	173,613	543,543	(717,156)	—

Total liabilities	68,453	137,491	1,189,674	1,002,537	(717,156)	1,680,999

Redeemable convertible preferred units	—	—	—	—	—	—

Partners’ capital (deficit)	(10,618)	(128,964)	47,516	(42,502)	123,950	(10,618)

Total liabilities, redeemable convertible preferred units and partners’ capital (deficit)	$57,835	$8,527	$1,237,190	$960,035	$(593,206)	$1,670,381

CONDENSED CONSOLIDATING STATEMENTS OF OPERATIONS

Year Ended December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$—	$5,041	$242,339	$49,068	$(6,926)	$289,522
Total costs and expenses	—	—	(15,181)	(285,292)	(54,610)	6,926	(348,157)
Other losses, net	—	—	(46)	(5,761)	(2,299)	—	(8,106)
Net loss from equity investment in subsidiaries	(151,942)	(125,840)	(120,653)	—	—	398,435	—
Interest expense	—	(25,164)	(10,505)	(11,726)	(1,124)	—	(48,519)
Loss on debt extinguishment	—	(938)	(1,441)	(6,099)	—	—	(8,478)

Income (loss) from operations before income taxes	(151,942)	(151,942)	(142,785)	(66,539)	(8,965)	398,435	(123,738)
Income tax expense	—	—	—	(28,204)	—	—	(28,204)

Net income (loss)	$(151,942)	$(151,942)	$(142,785)	$(94,743)	$(8,965)	$398,435	$(151,942)

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Total revenues	$—	$6,382	$266,550	$52,271	$(9,077)	$316,126
Total costs and expenses	—	(13,666)	(285,578)	(58,349)	9,077	(348,516)
Other loss	—	(445)	(9,510)	(1,549)	—	(11,504)
Net loss from equity investment in subsidiaries	(63,084)	(54,573)	—	—	117,657	—
Interest expense	(5,434)	(8,348)	(15,787)	(1,033)	—	(30,602)

Income (loss) from continuing operations before income taxes	(68,518)	(70,650)	(44,325)	(8,660)	117,657	(74,496)
Income tax benefit	—	—	1,797	—	—	1,797

Net income (loss)	$(68,518)	$(70,650)	$(42,528)	$(8,660)	$117,657	$(72,699)

CONDENSED CONSOLIDATING STATEMENTS OF CASH FLOWS

Year Ended December 31, 2019	Parent	Partnership	CFS West Virginia	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$—	$280	$(1,662)	$(935)	$(35,669)	$(37,986)
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	—	(232)	(644)	713	—	(163)
Payments to affiliates	—	(390,238)	(73,087)	—	—	463,325	—

Net cash used in investing activities	—	(390,238)	(73,319)	(644)	713	463,325	(163)

Cash Flows From Financing Activities:
Payments from affiliates	—	—	—	427,656	—	(427,656)	—
Proceeds from issuance of redeemable convertible preferred units, net	—	57,500	—	—	—	—	57,500
Net borrowings and repayments of debt	—	332,738	73,039	(367,746)	(313)	—	37,718
Other financing activities	—	—	—	(18,449)	—	—	(18,449)

Net cash used in financing activities	—	390,238	73,039	41,461	(313)	(427,656)	76,769

Net increase (decrease) in cash and cash equivalents and restricted cash	—	—	—	39,155	(535)	—	38,620
Cash and cash equivalents and restricted cash—Beginning of period	—	—	—	16,298	1,849	—	18,147

Cash and cash equivalents and restricted cash—End of period	$—	$—	$—	$55,453	$1,314	$—	$56,767

Year Ended December 31, 2018	Parent	Subsidiary Issuer	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net cash provided by operating activities	$—	$370	$39,942	$(73)	$(13,782)	$26,457
Cash Flows From Investing Activities:
Cash paid for acquisitions and capital expenditures, net of proceeds from divestitures and asset sales	—	(370)	(11,510)	(683)	—	(12,563)

Net cash used in investing activities	—	(370)	(11,510)	(683)	—	(12,563)

Cash Flows From Financing Activities:
Cash distributions	—	—	—	—	—	—
Payments to affiliates	—	—	(13,782)	—	13,782	—
Proceeds from issuance of redeemable convertible preferred units, net	—	—	—	—	—	—
Net borrowings and repayments of debt	—	—	1,387	—	—	1,387
Other financing activities	—	—	(3,955)	—	—	(3,955)

Net cash used in financing activities	—	—	(16,350)	—	13,782	(2,568)

Net decrease in cash and cash equivalents	—	—	12,082	(756)	—	11,326
Cash and cash equivalents—Beginning of period	—	—	4,216	2,605	—	6,821

Cash and cash equivalents—End of period	$—	$—	$16,298	$1,849	$—	$18,147